UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22148

            PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                      Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                    Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2017

2017 Semi-Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

PSMB	PowerShares Balanced Multi-Asset Allocation Portfolio

PSMC	PowerShares Conservative Multi-Asset Allocation Portfolio

PSMG	PowerShares Growth Multi-Asset Allocation Portfolio

PSMM	PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

LALT	PowerShares Multi-Strategy Alternative Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

VRIG	PowerShares Variable Rate Investment Grade Portfolio

2

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2017

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Specialized	27.3
Retail	19.0
Residential	16.9
Office	12.3
Health Care	10.5
Industrial	6.3
Hotel & Resort	5.1
Diversified	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—2.6%
18,803	Cousins Properties, Inc.	$159,637
6,721	Empire State Realty Trust, Inc., Class A	139,797
12,592	Washington Real Estate Investment Trust	398,789

		698,223

	Health Care—10.5%
21,311	HCP, Inc.	668,100
12,533	Healthcare Realty Trust, Inc.	411,082
22,043	Physicians Realty Trust	432,924
7,674	Ventas, Inc.	491,213
11,615	Welltower, Inc.	829,776

		2,833,095

	Hotel & Resort—5.1%
11,683	Apple Hospitality REIT, Inc.	218,823
11,050	DiamondRock Hospitality Co.	121,660
37,433	Host Hotels & Resorts, Inc.	671,922
2,568	Pebblebrook Hotel Trust	76,424
5,673	RLJ Lodging Trust	121,913
11,922	Sunstone Hotel Investors, Inc.	177,519

		1,388,261

	Industrial—6.3%
10,422	DCT Industrial Trust, Inc.	526,936
5,352	EastGroup Properties, Inc.	418,794
13,866	Prologis, Inc.	754,449

		1,700,179

	Office—12.3%
4,893	Alexandria Real Estate Equities, Inc.	550,512
6,930	Boston Properties, Inc.	877,338
5,511	DuPont Fabros Technology, Inc.	284,092
3,447	Highwoods Properties, Inc.	175,383

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Office (continued)
18,369	Hudson Pacific Properties, Inc.	$631,159
6,588	Paramount Group, Inc.	108,043
8,011	Piedmont Office Realty Trust, Inc., Class A	175,040
5,273	Vornado Realty Trust	507,474

		3,309,041

	Residential—16.9%
24,087	American Homes 4 Rent, Class A	555,205
4,435	AvalonBay Communities, Inc.	841,940
4,022	Education Realty Trust, Inc.	155,933
3,411	Equity LifeStyle Properties, Inc.	275,984
14,304	Equity Residential	923,752
3,612	Essex Property Trust, Inc.	883,026
6,234	Mid-America Apartment Communities, Inc.	618,475
3,578	Sun Communities, Inc.	299,157

		4,553,472

	Retail—19.0%
8,017	Federal Realty Investment Trust	1,049,345
21,817	GGP, Inc.	471,465
7,907	Macerich Co. (The)	493,634
15,298	Realty Income Corp.	892,638
8,104	Regency Centers Corp.	512,011
5,990	Retail Opportunity Investments Corp.	123,394
9,548	Simon Property Group, Inc.	1,577,903

		5,120,390

	Specialized—27.3%
13,109	American Tower Corp.	1,650,948
13,087	Crown Castle International Corp.	1,238,030
14,677	CyrusOne, Inc.	801,951
1,683	Equinix, Inc.	702,989
4,727	Extra Space Storage, Inc.	357,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized (continued)
5,444	Iron Mountain, Inc.	$189,234
4,561	Lamar Advertising Co., Class A	328,711
2,554	Life Storage, Inc.	200,208
4,349	Public Storage	910,594
29,156	Weyerhaeuser Co.	987,514

		7,367,209

	Total Real Estate Investment Trusts (Cost $25,260,993)	26,969,870

	Money Market Fund—0.0%
4,833	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $4,833)	4,833

	Total Investments (Cost $25,265,826)—100.0%	26,974,703
	Other assets less liabilities—(0.0)%	(12,046)

	Net Assets—100.0%	$26,962,657

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)

April 30, 2017

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2017
US Equities	43.3
Fixed Income	39.6
International and Developed Equities	13.1
Emerging Markets Equities	4.0
Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
2,692	PowerShares 1-30 Laddered Treasury Portfolio	$87,409
1,716	PowerShares Emerging Markets Sovereign Debt Portfolio	50,588
2,536	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	103,114
1,575	PowerShares FTSE RAFI Emerging Markets Portfolio	31,563
1,786	PowerShares FTSE RAFI US 1000 Portfolio	183,297
491	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	57,859
3,329	PowerShares Fundamental High Yield® Corporate Bond Portfolio	63,118
3,438	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	87,582
7,025	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	175,063
3,326	PowerShares Russell Top 200 Pure Growth Portfolio	128,058
2,771	PowerShares S&P 500® Low Volatility Portfolio	121,481
810	PowerShares S&P Emerging Markets Low Volatility Portfolio	18,808
2,023	PowerShares S&P International Developed Low Volatility Portfolio	63,441
1,335	PowerShares S&P MidCap Low Volatility Portfolio	57,031
1,616	PowerShares Senior Loan Portfolio	37,621
	Total Exchange-Traded Funds (Cost $1,253,381)—100.0%	1,266,033
	Other assets less liabilities—(0.0)%	(63)

	Net Assets—100.0%	$1,265,970

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)

April 30, 2017

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2017
Fixed Income	73.7
US Equities	22.2
International and Developed Equities	4.1
Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%
1,932	PowerShares 1-30 Laddered Treasury Portfolio(a)	$62,732
2,586	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	76,235
797	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	32,406
866	PowerShares FTSE RAFI US 1000 Portfolio(a)	88,878
5,349	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	101,417
7,398	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	188,462
11,085	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(a)	276,238
5,067	PowerShares Preferred Portfolio(a)	75,752
1,586	PowerShares Russell Top 200 Pure Growth Portfolio(a)	61,064
1,246	PowerShares S&P 500® Low Volatility Portfolio(a)	54,625
609	PowerShares S&P International Developed Low Volatility Portfolio(a)	19,098
4,327	PowerShares Senior Loan Portfolio(a)	100,732
2,537	Vanguard Short-Term Inflation-Protected Securities ETF	125,480
	Total Investments (Cost $1,254,915)—100.0%	1,263,119
	Other assets less liabilities—(0.0)%	(60)

	Net Assets—100.0%	$1,263,059

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)

April 30, 2017

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2017
US Equities	55.9
Fixed Income	19.7
International and Developed Equities	18.7
Emerging Markets Equities	5.7
Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
1,535	PowerShares 1-30 Laddered Treasury Portfolio	$49,841
1,070	PowerShares Emerging Markets Sovereign Debt Portfolio	31,543
3,641	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	148,043
2,200	PowerShares FTSE RAFI Emerging Markets Portfolio	44,088
2,272	PowerShares FTSE RAFI US 1000 Portfolio	233,175
708	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	83,431
2,572	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	65,521
4,129	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	102,895
4,189	PowerShares Russell Top 200 Pure Growth Portfolio	161,285
3,455	PowerShares S&P 500® Low Volatility Portfolio	151,467
1,212	PowerShares S&P Emerging Markets Low Volatility Portfolio	28,143
2,825	PowerShares S&P International Developed Low Volatility Portfolio	88,592
962	PowerShares S&P MidCap Low Volatility Portfolio	41,097
885	PowerShares S&P SmallCap Low Volatility Portfolio	38,427
	Total Investments (Cost $1,252,436)—100.0%	1,267,548
	Other assets less liabilities—(0.0)%	(58)

	Net Assets—100.0%	$1,267,490

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)

April 30, 2017

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2017
Fixed Income	55.6
US Equities	34.3
International and Developed Equities	10.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%
2,700	PowerShares 1-30 Laddered Treasury Portfolio(a)	$87,669
2,152	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	63,441
1,973	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	80,222
1,260	PowerShares FTSE RAFI US 1000 Portfolio(a)	129,314
328	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio(a)	38,652
4,003	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	75,897
6,402	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	163,089
7,546	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(a)	188,046
3,372	PowerShares Preferred Portfolio(a)	50,411
2,358	PowerShares Russell Top 200 Pure Growth Portfolio(a)	90,788
1,968	PowerShares S&P 500® Low Volatility Portfolio(a)	86,277
1,540	PowerShares S&P International Developed Low Volatility Portfolio(a)	48,294
892	PowerShares S&P MidCap Low Volatility Portfolio(a)	38,106
2,699	PowerShares Senior Loan Portfolio(a)	62,833
1,266	Vanguard Short-Term Inflation-Protected Securities ETF	62,616

	Total Exchange-Traded Funds (Cost $1,254,128)	1,265,655

	Money Market Fund—0.0%
88	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $88)	88

	Total Investments (Cost $1,254,216)—100.0%	1,265,743
	Other assets less liabilities—(0.0)%	(51)

	Net Assets—100.0%	$1,265,692

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Multi-Strategy Alternative Portfolio (LALT)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Consumer Discretionary	7.7
Information Technology	6.5
Industrials	4.2
Health Care	3.7
Consumer Staples	3.7
Materials	2.6
Energy	2.4
Utilities	1.8
Real Estate	1.7
Financials	0.8
Telecommunication Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	64.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—35.7%
	Consumer Discretionary—7.7%
523	Bed Bath & Beyond, Inc.	$20,266
419	Best Buy Co., Inc.	21,708
87	Chipotle Mexican Grill, Inc.(b)	41,279
697	Discovery Communications, Inc., Class A(b)	20,060
321	DISH Network Corp., Class A(b)	20,685
1,796	Ford Motor Co.	20,600
880	Gap, Inc. (The)	23,056
595	General Motors Co.	20,611
1,349	Goodyear Tire & Rubber Co. (The)	48,874
1,115	Hanesbrands, Inc.	24,318
706	Macy’s, Inc.	20,629
262	Ralph Lauren Corp., Class A	21,149
509	Signet Jewelers Ltd.	33,513
382	Target Corp.	21,335
348	TripAdvisor, Inc.(b)	15,663
1,444	Twenty-First Century Fox, Inc., Class B	43,118
173	Ulta Beauty, Inc.(b)	48,689
180	Walt Disney Co. (The)	20,808
123	Whirlpool Corp.	22,839

		509,200

	Consumer Staples—3.7%
449	Archer-Daniels-Midland Co.	20,542
262	CVS Health Corp.	21,599
1,513	Kraft Heinz Co. (The)	136,760
213	Molson Coors Brewing Co., Class B	20,425
329	Tyson Foods, Inc., Class A	21,141
283	Wal-Mart Stores, Inc.	21,276

		241,743

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—2.4%
1,367	Cabot Oil & Gas Corp.	$31,769
2,275	Chesapeake Energy Corp.(b)	11,966
247	Exxon Mobil Corp.	20,168
795	Hess Corp.	38,820
406	Marathon Petroleum Corp.	20,682
1,628	Transocean Ltd.(b)	17,957
310	Valero Energy Corp.	20,029

		161,391

	Financials—0.8%
382	Willis Towers Watson PLC	50,661

	Health Care—3.7%
389	Baxter International, Inc.	21,659
74	Biogen, Inc.(b)	20,070
470	DaVita, Inc.(b)	32,435
373	Envision Healthcare Corp.(b)	20,899
826	Hologic, Inc.(b)	37,294
320	Mallinckrodt PLC(b)	15,014
1,276	Mylan NV(b)	47,659
425	Perrigo Co. PLC	31,424
223	Varian Medical Systems, Inc.(b)	20,235

		246,689

	Industrials—4.2%
375	Alaska Air Group, Inc.	31,909
1,327	Arconic, Inc.	36,267
136	Cummins, Inc.	20,528
452	Delta Air Lines, Inc.	20,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
272	Eaton Corp. PLC	$20,574
319	Kansas City Southern	28,732
495	Pentair PLC (United Kingdom)	31,932
159	Ryder System, Inc.	10,798
257	Stericycle, Inc.(b)	21,932
153	TransDigm Group, Inc.	37,750
292	United Continental Holdings, Inc.(b)	20,501

		281,462

	Information Technology—6.5%
172	Alliance Data Systems Corp.	42,936
581	Autodesk, Inc.(b)	52,331
645	CA, Inc.	21,175
611	Cisco Systems, Inc.	20,817
465	Citrix Systems, Inc.(b)	37,637
762	Corning, Inc.	21,984
432	CSRA, Inc.	12,563
598	eBay, Inc.(b)	19,979
197	F5 Networks, Inc.(b)	25,439
1,140	Hewlett Packard Enterprise Co.	21,238
562	Intel Corp.	20,316
491	Motorola Solutions, Inc.	42,211
360	QUALCOMM, Inc.	19,346
269	VeriSign, Inc.(b)	23,920
751	Xilinx, Inc.	47,396

		429,288

	Materials—2.6%
526	Ball Corp.	40,444
696	CF Industries Holdings, Inc.	18,611
389	FMC Corp.	28,487
700	Mosaic Co. (The)	18,851
337	Nucor Corp.	20,668
394	Vulcan Materials Co.	47,627

		174,688

	Real Estate—1.7%
882	CBRE Group, Inc., Class A(b)	31,584
327	Equity Residential REIT	21,118
878	GGP, Inc. REIT	18,974
317	Macerich Co. (The) REIT	19,790
318	Ventas, Inc. REIT	20,355

		111,821

	Telecommunication Services—0.6%
489	AT&T, Inc.	19,379
852	CenturyLink, Inc.	21,871

		41,250

	Utilities—1.8%
247	Duke Energy Corp.	20,378
346	Eversource Energy	20,552
157	NextEra Energy, Inc.	20,969
920	NRG Energy, Inc.	15,548
243	Pinnacle West Capital Corp.	20,677
308	SCANA Corp.	20,423

		118,547

Number of Shares		Value
	Total Common Stocks and Other Equity Interests (Cost $2,310,886)	$2,366,740

	Money Market Fund—60.0%
3,981,650	Invesco Short-Term Investment Trust—Treasury Portfolio—Institutional Class, 0.63%(c) (Cost $3,981,650)	3,981,650

	Total Investments (Cost $6,292,536)—95.7%	6,348,390
	Other assets less liabilities—4.3%	283,179

	Net Assets—100.0%	$6,631,569

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

April 30, 2017

(Unaudited)

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
05/22/2017	Morgan Stanley	AUD	1,191,163	USD	897,700	$890,454	$7,246
05/22/2017	Morgan Stanley	CHF	1,486,118	USD	1,490,800	1,495,137	(4,337)
05/22/2017	Morgan Stanley	EUR	115,642	USD	123,900	126,073	(2,173)
05/22/2017	Morgan Stanley	GBP	122,985	USD	157,100	159,215	(2,115)
05/22/2017	Morgan Stanley	JPY	31,523,699	USD	290,400	283,036	7,364
05/22/2017	Morgan Stanley	USD	370,600	CAD	495,221	362,306	(8,294)
05/22/2017	Morgan Stanley	USD	728,900	NOK	6,208,775	724,984	(3,916)
05/22/2017	Morgan Stanley	USD	1,161,900	NZD	1,656,404	1,136,549	(25,351)
05/22/2017	Morgan Stanley	USD	698,600	SEK	6,268,902	708,822	10,222

Total Forward Foreign Currency Contracts — Currency Risk							$(21,354)

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF— Swiss Franc

EUR—Euro

GBP—Pound Sterling

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	13	June-2017/Short	$(170,625)	$14,099
CBOE Volatility Index (VIX) Futures	13	July-2017/Long	182,000	(19,605)
CBOE Volatility Index (VIX) Futures	13	August-2017/Long	188,175	(6,011)
S&P 500 E-Mini Futures	20	June-2017/Short	(2,380,500)	(17,791)

Subtotal — Equity Risk				$(29,308)

Eurodollar Futures	72	March-2018/Short	(17,717,400)	(30,144)

Subtotal — Interest Rate Risk				$(30,144)

Total Futures Contracts				$(59,452)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Information Technology	21.9
Financials	13.7
Health Care	13.6
Consumer Discretionary	12.2
Industrials	9.9
Consumer Staples	9.1
Energy	6.2
Utilities	3.1
Real Estate	2.8
Materials	2.8
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	2.5

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.5%
	Consumer Discretionary—12.2%
315	Advance Auto Parts, Inc.	$44,774
1,684	Amazon.com, Inc.(b)	1,557,683
279	AutoNation, Inc.(b)	11,718
122	AutoZone, Inc.(b)	84,447
639	Bed Bath & Beyond, Inc.	24,761
1,152	Best Buy Co., Inc.	59,685
850	BorgWarner, Inc.	35,938
795	CarMax, Inc.(b)	46,507
1,777	Carnival Corp.	109,765
1,581	CBS Corp., Class B	105,231
915	Charter Communications, Inc., Class A(b)	315,821
123	Chipotle Mexican Grill, Inc.(b)	58,360
1,193	Coach, Inc.	46,992
20,125	Comcast Corp., Class A	788,699
1,443	D.R. Horton, Inc.	47,460
529	Darden Restaurants, Inc.	45,066
1,147	Delphi Automotive PLC	92,219
649	Discovery Communications, Inc., Class A(b)	18,678
917	Discovery Communications, Inc., Class C(b)	25,658
966	DISH Network Corp., Class A(b)	62,249
1,082	Dollar General Corp.	78,672
1,005	Dollar Tree, Inc.(b)	83,184
514	Expedia, Inc.	68,732
564	Foot Locker, Inc.	43,620
16,600	Ford Motor Co.	190,402
933	Gap, Inc. (The)	24,445
490	Garmin Ltd.	24,912
5,797	General Motors Co.	200,808
632	Genuine Parts Co.	58,157

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,069	Goodyear Tire & Rubber Co. (The)	$38,730
881	H&R Block, Inc.	21,840
1,609	Hanesbrands, Inc.	35,092
749	Harley-Davidson, Inc.	42,551
476	Hasbro, Inc.	47,176
5,180	Home Depot, Inc. (The)	808,598
1,667	Interpublic Group of Cos., Inc. (The)	39,291
751	Kohl’s Corp.	29,312
1,022	L Brands, Inc.	53,972
569	Leggett & Platt, Inc.	29,895
865	Lennar Corp., Class A	43,683
1,309	LKQ Corp.(b)	40,893
3,682	Lowe’s Cos., Inc.	312,528
1,293	Macy’s, Inc.	37,781
1,338	Marriott International, Inc., Class A	126,334
1,454	Mattel, Inc.	32,599
3,482	McDonald’s Corp.	487,236
691	Michael Kors Holdings Ltd.(b)	25,795
268	Mohawk Industries, Inc.(b)	62,924
1,830	Netflix, Inc.(b)	278,526
2,051	Newell Brands, Inc.	97,915
1,621	News Corp., Class A	20,619
509	News Corp., Class B	6,617
5,636	NIKE, Inc., Class B	312,291
484	Nordstrom, Inc.	23,363
998	Omnicom Group, Inc.	81,956
389	O’Reilly Automotive, Inc.(b)	96,530
209	Priceline Group, Inc. (The)(b)	385,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,216	PulteGroup, Inc.	$27,567
337	PVH Corp.	34,047
239	Ralph Lauren Corp., Class A	19,292
1,676	Ross Stores, Inc.	108,940
714	Royal Caribbean Cruises Ltd.	76,112
407	Scripps Networks Interactive, Inc., Class A	30,411
296	Signet Jewelers Ltd.	19,489
2,763	Staples, Inc.	26,995
6,197	Starbucks Corp.	372,192
2,364	Target Corp.	132,029
913	TEGNA, Inc.	23,263
455	Tiffany & Co.	41,701
3,292	Time Warner, Inc.	326,797
2,772	TJX Cos., Inc. (The)	217,990
556	Tractor Supply Co.	34,422
481	TripAdvisor, Inc.(b)	21,650
4,474	Twenty-First Century Fox, Inc., Class A	136,636
2,071	Twenty-First Century Fox, Inc., Class B	61,840
249	Ulta Beauty, Inc.(b)	70,079
784	Under Armour, Inc., Class C(b)	15,217
782	Under Armour, Inc., Class A(b)	16,805
1,408	VF Corp.	76,919
1,477	Viacom, Inc., Class B	62,861
6,186	Walt Disney Co. (The)	715,102
317	Whirlpool Corp.	58,861
446	Wyndham Worldwide Corp.	42,508
338	Wynn Resorts Ltd.	41,577
1,428	Yum! Brands, Inc.	93,891

		10,879,868

	Consumer Staples—9.1%
8,247	Altria Group, Inc.	591,970
2,427	Archer-Daniels-Midland Co.	111,035
753	Brown-Forman Corp., Class B	35,632
824	Campbell Soup Co.	47,413
1,084	Church & Dwight Co., Inc.	53,691
545	Clorox Co. (The)	72,861
16,431	Coca-Cola Co. (The)	708,998
3,755	Colgate-Palmolive Co.	270,510
1,758	Conagra Brands, Inc.	68,175
734	Constellation Brands, Inc., Class A	126,644
1,865	Costco Wholesale Corp.	331,075
2,000	Coty, Inc., Class A	35,700
4,362	CVS Health Corp.	359,603
779	Dr Pepper Snapple Group, Inc.	71,395
946	Estee Lauder Cos., Inc. (The), Class A	82,434
2,466	General Mills, Inc.	141,820
595	Hershey Co. (The)	64,379
1,146	Hormel Foods Corp.	40,202
495	JM Smucker Co. (The)	62,726
1,076	Kellogg Co.	76,396
1,512	Kimberly-Clark Corp.	196,182
2,535	Kraft Heinz Co. (The)	229,139
3,929	Kroger Co. (The)	116,495
484	McCormick & Co., Inc.	48,352
780	Mead Johnson Nutrition Co.	69,202
785	Molson Coors Brewing Co., Class B	75,274

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
6,492	Mondelez International, Inc., Class A	$292,335
1,711	Monster Beverage Corp.(b)	77,645
6,069	PepsiCo, Inc.	687,496
6,598	Philip Morris International, Inc.	731,322
10,871	Procter & Gamble Co. (The)	949,364
3,517	Reynolds American, Inc.	226,847
2,113	Sysco Corp.	111,714
1,220	Tyson Foods, Inc., Class A	78,397
3,626	Walgreens Boots Alliance, Inc.	313,794
6,404	Wal-Mart Stores, Inc.	481,453
1,354	Whole Foods Market, Inc.	49,245

		8,086,915

	Energy—6.2%
2,376	Anadarko Petroleum Corp.	135,479
1,614	Apache Corp.	78,505
1,808	Baker Hughes, Inc.	107,341
2,021	Cabot Oil & Gas Corp.	46,968
3,236	Chesapeake Energy Corp.(b)	17,021
8,050	Chevron Corp.	858,935
405	Cimarex Energy Co.	47,255
630	Concho Resources, Inc.(b)	79,796
5,254	ConocoPhillips	251,719
2,231	Devon Energy Corp.	88,102
2,452	EOG Resources, Inc.	226,810
738	EQT Corp.	42,907
17,632	Exxon Mobil Corp.	1,439,653
3,687	Halliburton Co.	169,160
463	Helmerich & Payne, Inc.	28,076
1,145	Hess Corp.	55,910
8,164	Kinder Morgan, Inc.	168,423
3,602	Marathon Oil Corp.	53,562
2,244	Marathon Petroleum Corp.	114,309
689	Murphy Oil Corp.	18,038
1,609	National Oilwell Varco, Inc.	56,267
845	Newfield Exploration Co.(b)	29,254
1,935	Noble Energy, Inc.	62,559
3,250	Occidental Petroleum Corp.	200,005
897	ONEOK, Inc.	47,191
1,875	Phillips 66	149,175
723	Pioneer Natural Resources Co.	125,072
799	Range Resources Corp.	21,165
5,928	Schlumberger Ltd.	430,314
1,982	TechnipFMC PLC (United Kingdom)(b)	59,718
498	Tesoro Corp.	39,696
1,653	Transocean Ltd.(b)	18,233
1,917	Valero Energy Corp.	123,857
3,511	Williams Cos., Inc. (The)	107,542

		5,498,017

	Financials—13.7%
242	Affiliated Managers Group, Inc.	40,073
1,706	Aflac, Inc.	127,745
1,552	Allstate Corp. (The)	126,162
3,220	American Express Co.	255,185
3,957	American International Group, Inc.	241,021
656	Ameriprise Financial, Inc.	83,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,117	Aon PLC	$133,861
760	Arthur J. Gallagher & Co.	42,416
237	Assurant, Inc.	22,809
42,630	Bank of America Corp.	994,984
4,412	Bank of New York Mellon Corp. (The)	207,629
3,438	BB&T Corp.	148,453
8,076	Berkshire Hathaway, Inc., Class B(b)	1,334,236
517	BlackRock, Inc.	198,823
2,044	Capital One Financial Corp.	164,297
392	CBOE Holdings, Inc.	32,305
5,165	Charles Schwab Corp. (The)	200,660
1,981	Chubb Ltd.	271,892
637	Cincinnati Financial Corp.	45,921
11,782	Citigroup, Inc.	696,552
2,165	Citizens Financial Group, Inc.	79,477
1,444	CME Group, Inc.	167,778
748	Comerica, Inc.	52,884
1,638	Discover Financial Services	102,522
1,167	E*TRADE Financial Corp.(b)	40,320
3,190	Fifth Third Bancorp	77,932
1,466	Franklin Resources, Inc.	63,199
1,575	Goldman Sachs Group, Inc. (The)	352,485
1,590	Hartford Financial Services Group, Inc. (The)	76,892
4,617	Huntington Bancshares, Inc.	59,375
2,533	Intercontinental Exchange, Inc.	152,487
1,813	Invesco Ltd.(c)	59,720
15,188	JPMorgan Chase & Co.	1,321,356
4,559	KeyCorp	83,156
1,375	Leucadia National Corp.	34,911
958	Lincoln National Corp.	63,161
1,174	Loews Corp.	54,732
656	M&T Bank Corp.	101,949
2,189	Marsh & McLennan Cos., Inc.	162,271
4,622	MetLife, Inc.	239,466
707	Moody’s Corp.	83,652
6,110	Morgan Stanley	264,991
489	Nasdaq, Inc.	33,677
1,237	Navient Corp.	18,802
915	Northern Trust Corp.	82,350
1,459	People’s United Financial, Inc.	25,489
2,067	PNC Financial Services Group, Inc. (The)	247,523
1,137	Principal Financial Group, Inc.	74,053
2,470	Progressive Corp. (The)	98,108
1,828	Prudential Financial, Inc.	195,651
545	Raymond James Financial, Inc.	40,613
5,124	Regions Financial Corp.	70,455
1,099	S&P Global, Inc.	147,475
1,526	State Street Corp.	128,031
2,089	SunTrust Banks, Inc.	118,676
3,275	Synchrony Financial	91,045
1,036	T. Rowe Price Group, Inc.	73,442
466	Torchmark Corp.	35,747
1,189	Travelers Cos., Inc. (The)	144,654
6,772	U.S. Bancorp	347,268
975	Unum Group	45,172
19,148	Wells Fargo & Co.	1,030,928

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
542	Willis Towers Watson PLC	$71,880
1,127	XL Group Ltd. (Bermuda)	47,165
862	Zions Bancorporation	34,506

		12,266,320

	Health Care—13.6%
7,348	Abbott Laboratories	320,667
6,777	AbbVie, Inc.	446,875
1,409	Aetna, Inc.	190,314
1,368	Agilent Technologies, Inc.	75,308
956	Alexion Pharmaceuticals, Inc.(b)	122,158
1,425	Allergan PLC	347,500
703	AmerisourceBergen Corp.	57,681
3,132	Amgen, Inc.	511,518
1,125	Anthem, Inc.	200,126
2,066	Baxter International, Inc.	115,035
906	Becton, Dickinson and Co.	169,395
918	Biogen, Inc.(b)	248,971
5,798	Boston Scientific Corp.(b)	152,951
7,113	Bristol-Myers Squibb Co.	398,684
306	C.R. Bard, Inc.	94,089
1,342	Cardinal Health, Inc.	97,416
3,308	Celgene Corp.(b)	410,357
733	Centene Corp.(b)	54,535
1,248	Cerner Corp.(b)	80,808
1,094	Cigna Corp.	171,069
208	Cooper Cos., Inc. (The)	41,669
2,594	Danaher Corp.	216,158
663	DaVita, Inc.(b)	45,754
977	DENTSPLY Sirona, Inc.	61,785
904	Edwards Lifesciences Corp.(b)	99,142
4,127	Eli Lilly & Co.	338,662
499	Envision Healthcare Corp.(b)	27,959
2,575	Express Scripts Holding Co.(b)	157,950
5,559	Gilead Sciences, Inc.	381,069
1,228	HCA Holdings, Inc.(b)	103,410
337	Henry Schein, Inc.(b)	58,571
1,188	Hologic, Inc.(b)	53,638
636	Humana, Inc.	141,179
374	IDEXX Laboratories, Inc.(b)	62,731
622	Illumina, Inc.(b)	114,983
719	Incyte Corp.(b)	89,357
156	Intuitive Surgical, Inc.(b)	130,396
11,537	Johnson & Johnson	1,424,473
436	Laboratory Corp. of America Holdings(b)	61,105
447	Mallinckrodt PLC(b)	20,973
903	McKesson Corp.	124,876
5,820	Medtronic PLC	483,584
11,675	Merck & Co., Inc.	727,703
111	Mettler-Toledo International, Inc.(b)	56,990
1,956	Mylan NV(b)	73,057
349	Patterson Cos., Inc.	15,527
468	PerkinElmer, Inc.	27,804
610	Perrigo Co. PLC	45,103
25,310	Pfizer, Inc.	858,515
586	Quest Diagnostics, Inc.	61,829
324	Regeneron Pharmaceuticals, Inc.(b)	125,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,316	Stryker Corp.	$179,463
1,660	Thermo Fisher Scientific, Inc.	274,448
4,091	UnitedHealth Group, Inc.	715,434
380	Universal Health Services, Inc., Class B	45,889
397	Varian Medical Systems, Inc.(b)	36,024
1,057	Vertex Pharmaceuticals, Inc.(b)	125,043
342	Waters Corp.(b)	58,102
856	Zimmer Biomet Holdings, Inc.	102,420
2,092	Zoetis, Inc.	117,382

		12,151,485

	Industrials—9.9%
2,535	3M Co.	496,429
188	Acuity Brands, Inc.	33,107
525	Alaska Air Group, Inc.	44,672
407	Allegion PLC	32,006
2,144	American Airlines Group, Inc.	91,377
976	AMETEK, Inc.	55,827
1,871	Arconic, Inc.	51,134
2,422	Boeing Co. (The)	447,658
601	C.H. Robinson Worldwide, Inc.	43,693
2,493	Caterpillar, Inc.	254,934
366	Cintas Corp.	44,824
3,939	CSX Corp.	200,259
657	Cummins, Inc.	99,168
1,247	Deere & Co.	139,178
3,108	Delta Air Lines, Inc.	141,228
663	Dover Corp.	52,297
1,911	Eaton Corp. PLC	144,548
2,742	Emerson Electric Co.	165,288
509	Equifax, Inc.	68,873
767	Expeditors International of Washington, Inc.	43,021
1,230	Fastenal Co.	54,956
1,043	FedEx Corp.	197,857
556	Flowserve Corp.	28,284
593	Fluor Corp.	30,433
1,280	Fortive Corp.	80,973
652	Fortune Brands Home & Security, Inc.	41,559
1,210	General Dynamics Corp.	234,486
37,101	General Electric Co.	1,075,558
3,236	Honeywell International, Inc.	424,369
1,327	Illinois Tool Works, Inc.	183,245
1,104	Ingersoll-Rand PLC	97,980
370	J.B. Hunt Transport Services, Inc.	33,174
516	Jacobs Engineering Group, Inc.	28,339
3,991	Johnson Controls International PLC	165,906
454	Kansas City Southern	40,892
331	L3 Technologies, Inc.	56,856
1,063	Lockheed Martin Corp.	286,425
1,362	Masco Corp.	50,421
1,428	Nielsen Holdings PLC	58,734
1,236	Norfolk Southern Corp.	145,218
744	Northrop Grumman Corp.	182,994
1,492	PACCAR, Inc.	99,561
567	Parker-Hannifin Corp.	91,174
712	Pentair PLC (United Kingdom)	45,931
643	Quanta Services, Inc.(b)	22,788

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,246	Raytheon Co.	$193,392
982	Republic Services, Inc.	61,856
545	Robert Half International, Inc.	25,097
547	Rockwell Automation, Inc.	86,070
692	Rockwell Collins, Inc.	72,030
434	Roper Technologies, Inc.	94,916
228	Ryder System, Inc.	15,484
247	Snap-on, Inc.	41,380
2,615	Southwest Airlines Co.	147,015
648	Stanley Black & Decker, Inc.	88,225
362	Stericycle, Inc.(b)	30,893
1,149	Textron, Inc.	53,612
212	TransDigm Group, Inc.	52,307
3,461	Union Pacific Corp.	387,494
1,218	United Continental Holdings, Inc.(b)	85,516
2,930	United Parcel Service, Inc., Class B	314,858
358	United Rentals, Inc.(b)	39,258
3,186	United Technologies Corp.	379,102
657	Verisk Analytics, Inc.(b)	54,406
231	W.W. Grainger, Inc.	44,514
1,721	Waste Management, Inc.	125,254
764	Xylem, Inc.	39,277

		8,839,590

	Information Technology—21.9%
2,647	Accenture PLC, Class A	321,081
2,941	Activision Blizzard, Inc.	153,667
2,107	Adobe Systems, Inc.(b)	281,790
3,277	Advanced Micro Devices, Inc.(b)	43,584
737	Akamai Technologies, Inc.(b)	44,913
238	Alliance Data Systems Corp.	59,412
1,264	Alphabet, Inc., Class A(b)	1,168,593
1,257	Alphabet, Inc., Class C(b)	1,138,792
1,308	Amphenol Corp., Class A	94,581
1,547	Analog Devices, Inc.	117,881
22,310	Apple, Inc.	3,204,832
4,592	Applied Materials, Inc.	186,481
834	Autodesk, Inc.(b)	75,118
1,907	Automatic Data Processing, Inc.	199,262
1,704	Broadcom Ltd.	376,260
1,333	CA, Inc.	43,762
21,294	Cisco Systems, Inc.	725,487
666	Citrix Systems, Inc.(b)	53,906
2,587	Cognizant Technology Solutions Corp., Class A(b)	155,815
3,947	Corning, Inc.	113,871
617	CSRA, Inc.	17,942
1,207	Dxc Technology Co.(b)	90,935
4,297	eBay, Inc.(b)	143,563
1,312	Electronic Arts, Inc.(b)	124,404
277	F5 Networks, Inc.(b)	35,769
10,014	Facebook, Inc., Class A(b)	1,504,604
1,397	Fidelity National Information Services, Inc.	117,613
913	Fiserv, Inc.(b)	108,775
579	FLIR Systems, Inc.	21,267
383	Gartner, Inc.(b)	43,696
647	Global Payments, Inc.	52,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
530	Harris Corp.	$59,302
7,078	Hewlett Packard Enterprise Co.	131,863
7,201	HP, Inc.	135,523
20,105	Intel Corp.	726,796
3,650	International Business Machines Corp.	585,059
1,034	Intuit, Inc.	129,467
1,622	Juniper Networks, Inc.	48,774
667	KLA-Tencor Corp.	65,513
693	Lam Research Corp.	100,381
4,006	Mastercard, Inc., Class A	465,978
922	Microchip Technology, Inc.	69,685
4,407	Micron Technology, Inc.(b)	121,942
32,861	Microsoft Corp.	2,249,664
702	Motorola Solutions, Inc.	60,351
1,152	NetApp, Inc.	45,907
2,504	NVIDIA Corp.	261,167
12,744	Oracle Corp.	572,970
1,358	Paychex, Inc.	80,502
4,775	PayPal Holdings, Inc.(b)	227,863
538	Qorvo, Inc.(b)	36,600
6,280	QUALCOMM, Inc.	337,487
759	Red Hat, Inc.(b)	66,853
2,784	salesforce.com, inc.(b)	239,758
1,256	Seagate Technology PLC	52,915
786	Skyworks Solutions, Inc.	78,396
2,631	Symantec Corp.	83,219
640	Synopsys, Inc.(b)	47,168
1,510	TE Connectivity Ltd.	116,829
556	Teradata Corp.(b)	16,224
4,249	Texas Instruments, Inc.	336,436
703	Total System Services, Inc.	40,289
378	VeriSign, Inc.(b)	33,612
7,900	Visa, Inc., Class A	720,638
1,225	Western Digital Corp.	109,111
2,043	Western Union Co. (The)	40,574
3,628	Xerox Corp.	26,085
1,059	Xilinx, Inc.	66,833
3,732	Yahoo!, Inc.(b)	179,920

		19,588,209

	Materials—2.8%
926	Air Products & Chemicals, Inc.	130,103
478	Albemarle Corp.	52,059
381	Avery Dennison Corp.	31,703
744	Ball Corp.	57,206
991	CF Industries Holdings, Inc.	26,499
4,746	Dow Chemical Co. (The)	298,049
3,677	E.I. du Pont de Nemours & Co.	293,241
623	Eastman Chemical Co.	49,684
1,117	Ecolab, Inc.	144,194
569	FMC Corp.	41,668
5,654	Freeport-McMoRan, Inc.(b)	72,089
336	International Flavors & Fragrances, Inc.	46,566
1,747	International Paper Co.	94,286
1,403	LyondellBasell Industries NV, Class A	118,918
268	Martin Marietta Materials, Inc.	59,011

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
1,865	Monsanto Co.	$217,478
1,487	Mosaic Co. (The)	40,045
2,259	Newmont Mining Corp.	76,377
1,356	Nucor Corp.	83,163
1,094	PPG Industries, Inc.	120,165
1,213	Praxair, Inc.	151,601
824	Sealed Air Corp.	36,272
346	Sherwin-Williams Co. (The)	115,799
564	Vulcan Materials Co.	68,176
1,065	WestRock Co.	57,041

		2,481,393

	Real Estate—2.8%
378	Alexandria Real Estate Equities, Inc. REIT	42,529
1,815	American Tower Corp. REIT	228,581
668	Apartment Investment & Management Co., Class A REIT	29,218
585	AvalonBay Communities, Inc. REIT	111,056
654	Boston Properties, Inc. REIT	82,796
1,278	CBRE Group, Inc., Class A(b)	45,765
1,533	Crown Castle International Corp. REIT	145,022
678	Digital Realty Trust, Inc. REIT	77,862
332	Equinix, Inc. REIT	138,676
1,561	Equity Residential REIT	100,809
279	Essex Property Trust, Inc. REIT	68,207
535	Extra Space Storage, Inc. REIT	40,409
307	Federal Realty Investment Trust REIT	40,183
2,483	GGP, Inc. REIT	53,658
1,991	HCP, Inc. REIT	62,418
3,143	Host Hotels & Resorts, Inc. REIT	56,417
1,043	Iron Mountain, Inc. REIT	36,255
1,808	Kimco Realty Corp. REIT	36,684
514	Macerich Co. (The) REIT	32,089
484	Mid-America Apartment Communities, Inc. REIT	48,018
2,251	Prologis, Inc. REIT	122,477
636	Public Storage REIT	133,166
1,154	Realty Income Corp. REIT	67,336
622	Regency Centers Corp. REIT	39,298
1,360	Simon Property Group, Inc. REIT	224,754
428	SL Green Realty Corp. REIT	44,910
1,136	UDR, Inc. REIT	42,418
1,507	Ventas, Inc. REIT	96,463
733	Vornado Realty Trust REIT	70,544
1,541	Welltower, Inc. REIT	110,089
3,185	Weyerhaeuser Co. REIT	107,876

		2,535,983

	Telecommunication Services—2.2%
26,116	AT&T, Inc.	1,034,977
2,324	CenturyLink, Inc.	59,657
1,243	Level 3 Communications, Inc.(b)	75,525
17,333	Verizon Communications, Inc.	795,758

		1,965,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—3.1%
2,800	AES Corp. (The)	$31,668
968	Alliant Energy Corp.	38,062
1,033	Ameren Corp.	56,495
2,090	American Electric Power Co., Inc.	141,765
758	American Water Works Co., Inc.	60,458
1,830	CenterPoint Energy, Inc.	52,210
1,190	CMS Energy Corp.	54,026
1,297	Consolidated Edison, Inc.	102,826
2,671	Dominion Resources, Inc.	206,816
764	DTE Energy Co.	79,907
2,975	Duke Energy Corp.	245,437
1,385	Edison International	110,758
764	Entergy Corp.	58,263
1,348	Eversource Energy	80,071
3,940	Exelon Corp.	136,442
1,880	FirstEnergy Corp.	56,287
1,988	NextEra Energy, Inc.	265,517
1,374	NiSource, Inc.	33,319
1,343	NRG Energy, Inc.	22,697
2,155	PG&E Corp.	144,493
474	Pinnacle West Capital Corp.	40,333
2,890	PPL Corp.	110,138
2,151	Public Service Enterprise Group, Inc.	94,752
607	SCANA Corp.	40,250
1,066	Sempra Energy	120,479
4,213	Southern Co. (The)	209,807
1,343	WEC Energy Group, Inc.	81,278
2,156	Xcel Energy, Inc.	97,128

		2,771,682

	Total Common Stocks and Other Equity Interests (Cost $76,986,166)	87,065,379

Number of Shares		Value
	Money Market Fund—5.9%
5,304,638	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $5,304,638)	$5,304,638

	Total Investments (Cost $82,290,804)—103.4%	92,370,017
	Other assets less liabilities—(3.4)%	(3,077,003)

	Net Assets—100.0%	$89,293,014

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	87	May-2017/Long	$1,067,925	$(20,540)
CBOE Volatility Index (VIX) Futures	46	June-2017/Long	603,750	682
CBOE Volatility Index (VIX) Futures	8	August-2017/Long	115,800	(6,639)
CBOE Volatility Index (VIX) Futures	12	September-2017/Long	183,300	(9,708)
CBOE Volatility Index (VIX) Futures	12	October-2017/Long	188,400	(10,078)
CBOE Volatility Index (VIX) Futures	4	November-2017/Long	64,300	(989)

Total Futures Contracts — Equity Risk				$(47,272)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Variable Rate Investment Grade Portfolio (VRIG)

April 30, 2017

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2017
Corporate Bonds and Notes	34.8
U.S. Agency Mortgage Credit Risk Transfer	21.8
U.S. Government Sponsored Agency Securities	16.7
U.S. Treasury Securities	9.2
Asset-Backed Securities	3.0
Commercial Mortgage Backed Securities	11.7
Collateralized Mortgage Obligations	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.6

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—34.8%
	Auto Manufacturers—3.2%
$600,000	Ford Motor Credit Co. LLC(a)	1.864%	08/12/2019	$602,594
1,050,000	Ford Motor Credit Co. LLC, Series 1(a)	1.950	03/12/2019	1,053,138

				1,655,732

	Banks—16.3%
2,000,000	Citigroup, Inc.(a)	2.485	09/01/2023	2,050,022
1,500,000	Goldman Sachs Group, Inc. (The)(a)	2.516	04/23/2021	1,531,062
250,000	Goldman Sachs Group, Inc. (The), GMTN(a)	2.922	10/28/2027	258,005
1,500,000	JPMorgan Chase & Co., Series 1	7.900	10/30/2165	1,571,250
1,500,000	Morgan Stanley, GMTN(a)	2.556	04/21/2021	1,537,258
500,000	USB Realty Corp.(a)(b)	2.305	12/31/2049	427,813
1,000,000	Wells Fargo & Co., Series K(b)	7.980	03/29/2049	1,048,750

				8,424,160

	Healthcare-Services—2.1%
1,000,000	HCA, Inc.	6.500	02/15/2020	1,100,060

	Insurance—3.4%
1,750,000	Chubb Corp. (The)	3.408	04/15/2037	1,730,312

	Miscellaneous Manufacturing—3.6%
1,750,000	General Electric Co., Series D(a)	5.000	06/15/2165	1,860,119

	Oil & Gas—3.0%
1,500,000	ConocoPhillips Co.(a)	1.939	05/15/2022	1,526,057

	Telecommunications—3.2%
1,500,000	Sprint Communications, Inc.(b)	9.000	11/15/2018	1,644,375

	Total Corporate Bonds and Notes (Cost $17,610,871)			17,940,815

	U.S. Agency Mortgage Credit Risk Transfer—21.8%

	Structured Agency Credit Risk (STACR)—21.1%(a)(c)
352,518	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1	3.491	08/25/2024	358,473
2,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2	3.191	09/25/2024	2,063,663
275,145	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ3	3.641	10/25/2024	277,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Variable Rate Investment Grade Portfolio (VRIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Agency Mortgage Credit Risk Transfer (continued)
	Structured Agency Credit Risk (STACR) (continued)
$1,350,918	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1	3.191%	03/25/2025	$1,369,698
757,470	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1	3.641	03/25/2028	777,926
1,243,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1	3.891	07/25/2028	1,296,802
1,608,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1	3.741	09/25/2028	1,674,271
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA3	2.991	12/25/2028	1,024,241
2,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3	2.341	03/25/2029	2,023,460

				10,866,327

	Connecticut Avenue Securities (CAS)—0.7%(a)(d)
351,613	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01	3.091	08/25/2028	355,987

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $11,182,980)			11,222,314

	U. S. Government Sponsored Agency Mortgage-Backed Securities—16.7%(a)
	Collateralized Mortgage Obligations—1.9%
978,950	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330	1.134	10/15/2037	976,727

	Federal Home Loan Mortgage Corp. (FHLMC)—6.0%
1,316,608	Federal Home Loan Mortgage Corp. (FHLMC)	3.289	06/01/2037	1,388,338
1,594,928	Federal Home Loan Mortgage Corp. (FHLMC)	3.090	11/01/2038	1,686,223

				3,074,561

	Federal National Mortgage Corp. (FNMA)—8.8%
317,084	Federal National Mortgage Association (FNMA)	3.364	02/01/2035	318,407
289,520	Federal National Mortgage Association (FNMA)	2.815	07/01/2035	301,520
2,414,648	Federal National Mortgage Association (FNMA)	2.915	07/01/2035	2,569,086
1,302,265	Federal National Mortgage Association (FNMA)	3.447	03/01/2037	1,377,675

				4,566,688

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $8,640,636)			8,617,976

	Collateralized Mortgage Obligations—2.2%(a)
669,291	Adjustable Rate Mortgage Trust 2004-2, Class 6A1, Series 2004-2	3.391	02/25/2035	665,231
455,748	Bear Stearns Adjustable Rate Mortgage Trust 2005-2, Class A2, Series 2005-2	3.636	03/25/2035	459,902

	Total Collateralized Mortgage Obligations (Cost $1,131,864)			1,125 ,133

	Commercial Mortgage-Backed Securities—11.7%(a)(b)
2,000,000	Commercial 2014-FL5 Mortgage Trust, Class B, Series 2014-FL5	3.144	10/15/2031	1,992,648
1,000,000	Prime Finance Partners 2015-2 Ltd., Class AS, Series 2015-2 (Cayman Islands)	2.994	07/14/2034	999,415
1,500,000	Wells Fargo — Royal Bank of Scotland Commercial Mortgage Trust 2012-C7, Class AFL, Series 2012-C7	2.194	06/15/2045	1,535,278
1,500,000	Wells Fargo — Royal Bank of Scotland Commercial Mortgage Trust 2012-C8, Class AFL, Series 2012-C8	1.994	08/15/2045	1,517,588

	Total Commercial Mortgage-Backed Securities (Cost $5,996,215)			6,044 ,929

	U.S. Treasury Securities—9.2%(a)
500,000	U.S. Treasury Floating Rate Notes	0.987	01/31/2019	500,992
2,050,000	U.S. Treasury Floating Rate Notes	1.037	04/30/2018	2,053,862
2,200,000	U.S. Treasury Floating Rate Notes	1.021	07/31/2018	2,204,919

	Total U.S. Treasury Securities (Cost $4,752,253)			4,759,773

	Asset-Backed Securities—3.0%(a)
1,000,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2	1.624	02/15/2024	1,013,039
550,000	Ford Credit Floorplan Master Owner Trust A, Class A2, Series 2015-2	1.564	01/15/2022	554,503

	Total Asset-Backed Securities (Cost $1,555,789)			1,567,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Variable Rate Investment Grade Portfolio (VRIG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Money Market Fund—1.1%
561,651	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(e) (Cost $561,651)	$561,651

	Total Investments (Cost $51,432,259)—100.5%	51,840,133
	Other assets less liabilities—(0.5)%	(246,235)

	Net Assets—100.0%	$51,593,898

Investment Abbreviations:

GMTN—Global Medium-Term Note

STRIPS—Separately Traded Registered Interest and Principal Securities

Notes to Schedule of Investments:

(a)	Interest or dividend rate is predetermined periodically. Rate shown is the rate was in effect at April 30, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $9,165,867, which represented 17.77% of the Fund’s Net Assets.
(c)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

21

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)	PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)	PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)
Assets:
Unaffiliated investments, at value(a)	$26,969,870	$—	$125,480	$—
Affiliated investments, at value	4,833	1,266,033	1,137,639	1,267,548

Total investments, at value	26,974,703	1,266,033	1,263,119	1,267,548
Cash	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Receivables:
Dividends and interest	5,925	—	—	—
Investments sold	—	—	—	—
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	—	—
Unrealized appreciation on futures contracts	—	—	—	—

Total Assets	26,980,628	1,266,033	1,263,119	1,267,548

Liabilities:
Due to custodian	—	11	8	6
Payables:
Investments purchased	—	—	—	—
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	—	—
Unrealized depreciation on futures contracts	—	—	—	—
Accrued unitary management fees	17,971	52	52	52

Total Liabilities	17,971	63	60	58

Net Assets	$26,962,657	$1,265,970	$1,263,059	$1,267,490

Net Assets Consist of:
Shares of beneficial interest	$26,177,065	$1,250,013	$1,250,013	$1,250,013
Undistributed net investment income (loss)	(247,840)	3,112	4,740	2,168
Undistributed net realized gain (loss)	(675,445)	193	102	197
Net unrealized appreciation (depreciation)	1,708,877	12,652	8,204	15,112

Net Assets	$26,962,657	$1,265,970	$1,263,059	$1,267,490

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	100,001	100,001	100,001
Net asset value	$77.04	$12.66	$12.63	$12.67

Market price	$76.94	$12.67	$12.64	$12.69

Unaffiliated investments, at cost	$25,260,993	$1,253,381	$125,304	$—

Affiliated investments, at cost	$4,833	$—	$1,129,611	$1,252,436

Total investments, at cost	$25,265,826	$1,253,381	$1,254,915	$1,252,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	PowerShares Variable Rate Investment Grade Portfolio (VRIG)

$62,616	$2,366,740	$87,005,659	$51,278,482
1,203,127	3,981,650	5,364,358	561,651

1,265,743	6,348,390	92,370,017	51,840,133
—	71,220	4,043	—
—	294,264	3,595,072	—

—	3,273	86,143	258,002
—	—	—	135,160
—	24,832	—	—
—	14,099	682	—

1,265,743	6,756,078	96,055,957	52,233,295

—	—	—	125,768

—	—	6,686,520	501,071
—	46,186	—	—
—	73,551	47,954	—
51	4,772	28,469	12,558

51	124,509	6,762,943	639,397

$1,265,692	$6,631,569	$89,293,014	$51,593,898

$1,250,013	$7,956,893	$169,807,006	$51,250,755
3,988	(9,313)	103,443	(2,855)
164	(1,291,059)	(90,649,376)	(61,876)
11,527	(24,952)	10,031,941	407,874

$1,265,692	$6,631,569	$89,293,014	$51,593,898

100,001	300,000	3,550,000	2,050,001
$12.66	$22.11	$25.15	$25.17

$12.67	$22.21	$25.18	$25.23

$62,528	$2,310,886	$76,926,259	$50,870,608

$1,191,688	$3,981,650	$5,364,545	$561,651

$1,254,216	$6,292,536	$82,290,804	$51,432,259

23

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)(a)	PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)(a)	PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)(a)
Investment Income:
Unaffiliated dividend income	$231,950	$—	$—	$—
Affiliated dividend income	71	3,227	4,855	2,283
Unaffiliated interest income	—	—	—	—
Foreign withholding tax	—	—	—	—

Total Income	232,021	3,227	4,855	2,283

Expenses:
Unitary management fees	104,966	115	115	115

Less: Waivers	(40)	—	—	—

Net Expenses	104,926	115	115	115

Net Investment Income (Loss)	127,095	3,112	4,740	2,168

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(20,187)	193	102	197
In-kind redemptions	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—

Net realized gain (loss)	(20,187)	193	102	197

Change in net unrealized appreciation (depreciation) on:
Investment securities	996,717	12,652	8,204	15,112
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—

Net change in unrealized appreciation (depreciation)	996,717	12,652	8,204	15,112

Net realized and unrealized gain (loss)	976,530	12,845	8,306	15,309

Net increase (decrease) in net assets resulting from operations	$1,103,625	$15,957	$13,046	$17,477

(a)	For the period February 21, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)(a)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	PowerShares Variable Rate Investment Grade Portfolio (VRIG)

$—	$18,682	$853,767	$—
4,103	247	3,590	542
—	8,880	—	655,473
—	(104)	—	—

4,103	27,705	857,357	656,015

115	32,057	179,074	74,754

—	(2,623)	(1,063)	(222)

115	29,434	178,011	74,532

3,988	(1,729)	679,346	581,483

164	94,676	(392,135)	(48,984)
—	—	2,003,941	—
—	2,807	—	—
—	(268,157)	(3,144,225)	—

164	(170,674)	(1,532,419)	(48,984)

11,527	129,673	8,642,230	428,513
—	(25,647)	—	—
—	(119,064)	(105,548)	—

11,527	(15,038)	8,536,682	428,513

11,691	(185,712)	7,004,263	379,529

$15,679	$(187,441)	$7,683,609	$961,012

25

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)	PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)
	April 30, 2017	October 31, 2016	April 30, 2017(a)	April 30, 2017(a)
Operations:
Net investment income (loss)	$127,095	$820,817	$3,112	$4,740
Net realized gain (loss)	(20,187)	1,035,636	193	102
Net change in unrealized appreciation (depreciation)	996,717	(1,983,830)	12,652	8,204

Net increase (decrease) in net assets resulting from operations	1,103,625	(127,377)	15,957	13,046

Distributions to Shareholders from:
Net investment income	(590,499)	(967,706)	—	—
Net realized gains	—	(621,532)	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(590,499)	(1,589,238)	—	—

Shareholder Transactions:
Proceeds from shares sold	—	—	1,250,013	1,250,013
Value of shares repurchased	—	(26,902,972)	—	—

Net increase (decrease) in net assets resulting from shares transactions	—	(26,902,972)	1,250,013	1,250,013

Increase (Decrease) in Net Assets	513,126	(28,619,587)	1,265,970	1,263,059

Net Assets:
Beginning of period	26,449,531	55,069,118	—	—

End of period	$26,962,657	$26,449,531	$1,265,970	$1,263,059

Undistributed net investment income (loss) at end of period	$(247,840)	$215,564	$3,112	$4,740

Changes in Shares Outstanding:
Shares sold	—	—	100,001	100,001
Shares repurchased	—	(400,000)	—	—
Shares outstanding, beginning of period	350,000	750,000	—	—

Shares outstanding, end of period	350,000	350,000	100,001	100,001

(a)	For the period February 21, 2017 (commencement of investment operations) through April 30, 2017.
(b)	For the period September 20, 2016 (commencement of investment operations) through October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)	PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)	PowerShares Multi-Strategy Alternative Portfolio (LALT)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)		PowerShares Variable Rate Investment Grade Portfolio (VRIG)
April 30, 2017(a)	April 30, 2017(a)	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016(b)

$2,168	$3,988	$(1,729)	$15,431	$679,346	$3,775,167	$581,483	$109,554
197	164	(170,674)	(815,582)	(1,532,419)	14,514,678	(48,984)	(12,892)
15,112	11,527	(15,038)	880,424	8,536,682	(23,182,958)	428,513	(20,639)

17,477	15,679	(187,441)	80,273	7,683,609	(4,893,113)	961,012	76,023

—	—	(103,497)	—	(1,097,280)	(4,842,506)	(584,338)	(109,554)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(86)

—	—	(103,497)	—	(1,097,280)	(4,842,506)	(584,338)	(109,640)

1,250,013	1,250,013	—	—	—	24,288,532	1,261,284	49,989,557
—	—	—	(9,008,881)	(23,866,986)	(324,960,014)	—	—

1,250,013	1,250,013	—	(9,008,881)	(23,866,986)	(300,671,482)	1,261,284	49,989,557

1,267,490	1,265,692	(290,938)	(8,928,608)	(17,280,657)	(310,407,101)	1,637,958	49,955,940

—	—	6,922,507	15,851,115	106,573,671	416,980,772	49,955,940	—

$1,267,490	$1,265,692	$6,631,569	$6,922,507	$89,293,014	$106,573,671	$51,593,898	$49,955,940

$2,168	$3,988	$(9,313)	$95,913	$103,443	$521,377	$(2,855)	$—

100,001	100,001	—	—	—	1,000,000	50,000	2,000,001
—	—	—	(400,000)	(1,000,000)	(13,200,000)	—	—
—	—	300,000	700,000	4,550,000	16,750,000	2,000,001	—

100,001	100,001	300,000	300,000	3,550,000	4,550,000	2,050,001	2,000,001

27

Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$75.57		$73.43	$70.66	$60.33	$55.99	$50.32
Net investment income(a)	0.36		1.73	1.51	0.92	0.93	0.77
Net realized and unrealized gain on investments	2.80		3.04	2.51	10.33	4.20	5.82
Total from investment operations	3.16		4.77	4.02	11.25	5.13	6.59
Distributions to shareholders from:
Net investment income	(1.69)		(1.80)	(1.25)	(0.92)	(0.79)	(0.84)
Net realized gains	—		(0.83)	—	—	—	(0.08)
Total distributions	(1.69)		(2.63)	(1.25)	(0.92)	(0.79)	(0.92)
Net asset value at end of period	$77.04		$75.57	$73.43	$70.66	$60.33	$55.99
Market price at end of period(b)	$76.94		$75.55	$73.49	$70.63	$60.35	$55.94
Net Asset Value Total Return(c)	4.27%		6.65%	5.72%	18.95%	9.23%	13.22%
Market Price Total Return(c)	4.16%		6.53%	5.85%	18.86%	9.37%	13.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,963		$26,450	$55,069	$42,396	$33,180	$22,394
Ratio to average net assets of:
Expenses, after Waivers	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.97	%(d)	2.34%	2.09%	1.46%	1.56%	1.42%
Portfolio turnover rate(e)	78%		192%	199%	169%	131%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights (continued)

PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)

	For the Period February 21, 2017(a) Through April 30, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.50
Net investment income(b)	0.03
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.16
Net asset value at end of period	$12.66
Market price at end of period(c)	$12.67
Net Asset Value Total Return(d)	1.28	%(e)
Market Price Total Return(d)	1.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,266
Ratio to average net assets of:
Expenses(f)	0.05	%(g)
Net investment income	1.32	%(g)
Portfolio turnover rate(h)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to April 30, 2017 was 1.44%. The market price total return from Fund Inception to April 30, 2017 was 1.36%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)

	For the Period February 21, 2017(a) Through April 30, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.50
Net investment income(b)	0.05
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.13
Net asset value at end of period	$12.63
Market price at end of period(c)	$12.64
Net Asset Value Total Return(d)	1.04	%(e)
Market Price Total Return(d)	1.12	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,263
Ratio to average net assets of:
Expenses(f)	0.05	%(g)
Net investment income	2.00	%(g)
Portfolio turnover rate(h)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to April 30, 2017 was 1.12%. The market price total return from Fund Inception to April 30, 2017 was 1.04%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)

	For the Period February 21, 2017(a) Through April 30, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.50
Net investment income(b)	0.02
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.17
Net asset value at end of period	$12.67
Market price at end of period(c)	$12.69
Net Asset Value Total Return(d)	1.36	%(e)
Market Price Total Return(d)	1.52	%(e)
Ratios/Supplemental data:
Net assets at end of period (000’s omitted)	$1,267
Ratio to average net assets of:
Expenses(f)	0.05	%(g)
Net investment income	0.92	%(g)
Portfolio turnover rate(h)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to April 30, 2017 was 1.52%. The market price total return from Fund Inception to April 30, 2017 was 1.60%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)

	For the Period February 21, 2017(a) Through April 30, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.50
Net investment income(b)	0.04
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.16
Net asset value at end of period	$12.66
Market price at end of period(c)	$12.67
Net Asset Value Total Return(d)	1.28	%(e)
Market Price Total Return(d)	1.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,266
Ratio to average net assets of:
Expenses(f)	0.05	%(g)
Net investment income	1.68	%(g)
Portfolio turnover rate(h)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to April 30, 2017 was 1.36%. The market price total return from Fund Inception to April 30, 2017 was 1.28%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,		For the Period May 27, 2014(a) Through October 31, 2014
			2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$23.08		$22.59	$24.60	$25.00
Net investment income (loss)(b)	(0.01)		0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(0.62)		0.46	(1.97)	(0.41)
Total from investment operations	(0.63)		0.49	(2.01)	(0.40)
Distributions to shareholders from:
Net investment income	(0.34)		—	—	—
Net asset value at end of period	$22.11		$23.08	$22.59	$24.60
Market price at end of period(c)	$22.21		$23.05	$22.60	$24.55
Net Asset Value Total Return(d)	(2.75)%		2.17%	(8.17)%	(1.60	)%(e)
Market Price Total Return(d)	(2.18)%		1.99%	(7.94)%	(1.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,632		$6,923	$15,812	$22,140
Ratio to average net assets of:
Expenses, after Waivers(f)	0.87	%(g)	0.89%	0.93%	0.90	%(g)
Expenses, prior to Waivers(f)	0.95	%(g)	0.95%	0.95%	0.95	%(g)
Net investment income (loss), after Waivers	(0.05	)%(g)	0.14%	(0.15)%	0.08	%(g)
Portfolio turnover rate(h)	89%		163%	154%	63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,						For the Period December 4, 2012(a) Through October 31, 2013
			2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.42		$24.89		$29.50		$27.15		$25.00
Net investment income(b)	0.18		0.37		0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments	1.82		(1.37)		(3.39)		2.49		2.04
Total from investment operations	2.00		(1.00)		(3.06)		2.82		2.37
Distributions to shareholders from:
Net investment income	(0.27)		(0.47)		(0.32)		(0.47)		(0.22)
Net realized gains	—		—		(1.23)		—		—
Total distributions	(0.27)		(0.47)		(1.55)		(0.47)		(0.22)
Net asset value at end of period	$25.15		$23.42		$24.89		$29.50		$27.15
Market price at end of period(c)	$25.18		$23.45		$24.92		$29.49		$27.23
Net Asset Value Total Return(d)	8.60%		(4.10)%		(10.83)%		10.50%		9.51	%(e)
Market Price Total Return(d)	8.59%		(4.09)%		(10.69)%		10.14%		9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,293		$106,574		$416,981		$529,465		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)(g)	0.37	%(g)	0.35	%(g)	0.36	%(g)	0.38	%(f)
Expenses, prior to Waivers	0.39	%(f)(g)	0.39	%(g)	0.39	%(g)	0.39	%(g)	0.39	%(f)
Net investment income, after Waivers	1.48	%(f)	1.52%		1.23%		1.16%		1.37	%(f)
Portfolio turnover rate(h)	35%		373%		478%		58%		99%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Variable Rate Investment Grade Portfolio (VRIG)

	Six Months Ended April 30, 2017 (Unaudited)		For the Period September 20, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.98		$25.00
Net investment income(b)	0.29		0.06
Net realized and unrealized gain (loss) on investments	0.19		(0.03)
Total from investment operations	0.48		0.03
Distributions to shareholders from:
Net investment income	(0.29)		(0.05)
Return of capital	—		(0.00	)(c)
Total distributions	(0.29)		(0.05)
Net asset value at end of period	$25.17		$24.98
Market price at end of period(d)	$25.23		$25.04
Net Asset Value Total Return(e)	1.94%		0.14	%(f)
Market Price Total Return(e)	1.93%		0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,594		$49,956
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(g)	0.30	%(g)
Expenses, prior to Waivers	0.30	%(g)	0.30	%(g)
Net investment income, after Waivers	2.33	%(g)	2.03	%(g)
Portfolio turnover rate(h)	7%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered eight portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)*	“Balanced Multi-Asset Allocation Portfolio”
PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)*	“Conservative Multi-Asset Allocation Portfolio”
PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)*	“Growth Multi-Asset Allocation Portfolio”
PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)*	“Moderately Conservative Multi-Asset Allocation Portfolio”
PowerShares Multi-Strategy Alternative Portfolio (LALT)	“Multi-Strategy Alternative Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”
PowerShares Variable Rate Investment Grade Portfolio (VRIG)	“Variable Rate Investment Grade Portfolio”

*	Commenced operations on February 21, 2017.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate Fund	NYSE Arca, Inc.
Balanced Multi-Asset Allocation Portfolio	Bats BZX Exchange, Inc.
Conservative Multi-Asset Allocation Portfolio	Bats BZX Exchange, Inc.
Growth Multi-Asset Allocation Portfolio	Bats BZX Exchange, Inc.
Moderately Conservative Multi-Asset Allocation Portfolio	Bats BZX Exchange, Inc.
Multi-Strategy Alternative Portfolio	The NASDAQ Stock Market LLC
S&P 500® Downside Hedged Portfolio	NYSE Arca, Inc.
Variable Rate Investment Grade Portfolio	The NASDAQ Stock Market LLC

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund, Balanced Multi-Asset Allocation Portfolio, Conservative Multi-Asset Allocation Portfolio, Growth Multi-Asset Allocation Portfolio and Moderately Conservative Multi-Asset Allocation Portfolio are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Multi-Strategy Alternative Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged Portfolio and Variable Rate Investment Grade Portfolio are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation Portfolio is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation Portfolio is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation Portfolio is to seek to provide long-term capital appreciation. The investment objective for Moderately Conservative Multi-Asset Allocation Portfolio is to seek to provide current income and some capital appreciation. The investment objective for Multi-Strategy Alternative Portfolio is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Variable Rate Investment Grade Portfolio is to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

36

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund (except Variable Rate Investment Grade Portfolio) holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund (except S&P 500® Downside Hedged Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), Multi-Strategy Alternative Portfolio currently effects creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio and Variable Rate Investment Grade Portfolio currently effect creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Portfolio Turnover Risk. A Fund may engage in frequent and active trading of its portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase a Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to a Fund’s shareholders.

VIX Index Risk. For Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Tax Risk. Multi-Strategy Alternative Portfolio may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged Portfolio has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Multi-Strategy Alternative Portfolio received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the

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qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative Portfolio may invest in other investment companies generally and S&P 500® Downside Hedged Portfolio may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

Agency Debt Risk. Variable Rate Investment Grade Portfolio invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Call Risk. For Variable Rate Investment Grade Portfolio, call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund can lose money.

Credit Risk. The issuer of instruments in which Variable Rate Investment Grade Portfolio invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Fund of Funds Risk. Because Balanced Multi-Asset Allocation Portfolio, Conservative Multi-Asset Allocation Portfolio, Growth Multi-Asset Allocation Portfolio and Moderately Conservative Multi-Asset Allocation Portfolio invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds that comprise each Underlying Index. There is a risk that each index provider’s evaluations and assumptions regarding the asset classes represented by the Underlying Funds in each Underlying Index at any given time may be incorrect based on actual market conditions. In addition, at times, certain of the segments of the market represented by constituent Underlying Funds in each Underlying Index may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

Interest Rate Risk. For Variable Rate Investment Grade Portfolio, interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of variable rate instruments that have an average duration of one year or less.

Liquidity Risk. Variable Rate Investment Grade Portfolio may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in securities that

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are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Mortgage- and Asset-Backed Securities Risk. Variable Rate Investment Grade Portfolio may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

U.S. Government Obligations Risk. For Variable Rate Investment Grade Portfolio, obligations of U.S. Government agencies and authorities generally are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the

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country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged Portfolio), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Multi-Strategy Alternative Portfolio and Variable Rate Investment Grade Portfolio) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. Multi-Strategy Alternative Portfolio declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Variable Rate Investment Grade Portfolio declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Commercial Mortgage-Backed Securities

Variable Rate Investment Grade Portfolio may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (the “CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

J. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for

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the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K. Forward Foreign Currency Contracts

Multi-Strategy Alternative Portfolio engages in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

L. Futures Contracts

Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares

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of the S&P 500® Downside Hedged Portfolio. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

M. Structured Securities

Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged Portfolio), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged Portfolio), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
Balanced Multi-Asset Allocation Portfolio	0.05%
Conservative Multi-Asset Allocation Portfolio	0.05%
Growth Multi-Asset Allocation Portfolio	0.05%
Moderately Conservative Multi-Asset Allocation Portfolio	0.05%
Multi-Strategy Alternative Portfolio	0.95%
S&P 500® Downside Hedged Portfolio	0.39%
Variable Rate Investment Grade Portfolio	0.30%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each of Active U.S. Real Estate Fund, Balanced Multi-Asset Allocation Portfolio, Conservative Multi-Asset Allocation Portfolio, Growth Multi-Asset Allocation Portfolio, Moderately Conservative Multi-Asset Allocation Portfolio, Multi-Strategy Alternative Portfolio and Variable Rate Investment Grade Portfolio. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. The Adviser cannot discontinue this waiver prior to its expiration.

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For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate Fund	$40
Balanced Multi-Asset Allocation Portfolio	—
Conservative Multi-Asset Allocation Portfolio	—
Growth Multi-Asset Allocation Portfolio	—
Moderately Conservative Multi-Asset Allocation Portfolio	—
Multi-Strategy Alternative Portfolio	2,623
S&P 500® Downside Hedged Portfolio	1,063
Variable Rate Investment Grade Portfolio	222

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds.

The table below shows Balanced Multi-Asset Allocation Portfolio’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through April 30, 2017.

Balanced Multi-Asset Allocation Portfolio

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$89,113	$(2,890)	$1,148	$38	$87,409	$306
PowerShares Emerging Markets Sovereign Debt Portfolio	—	50,549	(931)	964	6	50,588	431
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	102,179	(1,875)	2,794	16	103,114	102
PowerShares FTSE RAFI Emerging Markets Portfolio	—	32,502	(184)	(754)	(1)	31,563	21
PowerShares FTSE RAFI US 1000 Portfolio	—	187,151	(1,555)	(2,295)	(4)	183,297	136
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	58,893	(239)	(794)	(1)	57,859	14
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	63,596	(622)	147	(3)	63,118	455
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	88,677	(1,500)	401	4	87,582	378
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	177,680	(1,916)	(691)	(10)	175,063	517
PowerShares Russell Top 200 Pure Growth Portfolio	—	126,118	(4,595)	6,473	62	128,058	98
PowerShares S&P 500® Low Volatility Portfolio	—	122,870	(3,366)	1,933	44	121,481	437
PowerShares S&P Emerging Markets Low Volatility Portfolio	—	18,866	(689)	616	15	18,808	33
PowerShares S&P International Developed Low Volatility Portfolio	—	62,638	(1,775)	2,549	29	63,441	91
PowerShares S&P MidCap Low Volatility Portfolio	—	57,407	(552)	178	(2)	57,031	—
PowerShares Senior Loan Portfolio	—	37,847	(209)	(17)	—	37,621	208

Total Investments in Affiliates	$—	$1,276,086	$(22,898)	$12,652	$193	$1,266,033	$3,227

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The table below shows Conservative Multi-Asset Allocation Portfolio’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through April 30, 2017.

Conservative Multi-Asset Allocation Portfolio

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$63,418	$(1,527)	$821	$20	$62,732	$220
PowerShares Emerging Markets Sovereign Debt Portfolio	—	75,508	(727)	1,450	4	76,235	648
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	32,358	(840)	878	10	32,406	32
PowerShares FTSE RAFI US 1000 Portfolio	—	91,328	(1,346)	(1,099)	(5)	88,878	66
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	101,549	(359)	228	(1)	101,417	730
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	189,253	(1,652)	858	3	188,462	813
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	278,313	(970)	(1,099)	(6)	276,238	815
PowerShares Preferred Portfolio	—	75,199	(770)	1,318	5	75,752	706
PowerShares Russell Top 200 Pure Growth Portfolio	—	60,395	(2,448)	3,081	36	61,064	47
PowerShares S&P 500® Low Volatility Portfolio	—	55,612	(1,884)	868	29	54,625	196
PowerShares S&P International Developed Low Volatility Portfolio	—	18,873	(550)	767	8	19,098	27
PowerShares Senior Loan Portfolio	—	101,148	(372)	(43)	(1)	100,732	555

Total Investments in Affiliates	$—	$1,142,954	$(13,445)	$8,028	$102	$1,137,639	$4,855

The table below shows Growth Multi-Asset Allocation Portfolio’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through April 30, 2017.

Growth Multi-Asset Allocation Portfolio

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$51,049	$(1,883)	$651	$24	$49,841	$176
PowerShares Emerging Markets Sovereign Debt Portfolio	—	31,667	(728)	599	5	31,543	271
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	145,734	(1,708)	4,009	8	148,043	145
PowerShares FTSE RAFI Emerging Markets Portfolio	—	45,422	(286)	(1,046)	(2)	44,088	29
PowerShares FTSE RAFI US 1000 Portfolio	—	237,675	(1,557)	(2,940)	(3)	233,175	172
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	85,057	(477)	(1,147)	(2)	83,431	20
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	66,668	(1,449)	299	3	65,521	285
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	104,927	(1,618)	(406)	(8)	102,895	306
PowerShares Russell Top 200 Pure Growth Portfolio	—	157,812	(4,739)	8,152	60	161,285	123
PowerShares S&P 500® Low Volatility Portfolio	—	152,289	(3,273)	2,413	38	151,467	545
PowerShares S&P Emerging Markets Low Volatility Portfolio	—	28,322	(1,126)	921	26	28,143	49
PowerShares S&P International Developed Low Volatility Portfolio	—	87,711	(2,728)	3,560	49	88,592	127
PowerShares S&P MidCap Low Volatility Portfolio	—	41,226	(254)	126	(1)	41,097	—
PowerShares S&P SmallCap Low Volatility Portfolio	—	38,767	(261)	(79)	—	38,427	35

Total Investments in Affiliates	$—	$1,274,326	$(22,087)	$15,112	$197	$1,267,548	$2,283

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The table below shows Moderately Conservative Multi-Asset Allocation Portfolio’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through April 30, 2017.

Moderately Conservative Multi-Asset Allocation Portfolio

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$88,699	$(2,211)	$1,149	$32	$87,669	$308
PowerShares Emerging Markets Sovereign Debt Portfolio	—	62,898	(670)	1,208	5	63,441	539
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	79,590	(1,562)	2,175	19	80,222	79
PowerShares FTSE RAFI US 1000 Portfolio	—	132,271	(1,346)	(1,606)	(5)	129,314	96
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	39,299	(119)	(528)	—	38,652	9
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	75,970	(245)	173	(1)	75,897	547
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	163,968	(1,628)	744	5	163,089	704
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	189,517	(722)	(745)	(4)	188,046	555
PowerShares Preferred Portfolio	—	50,123	(594)	877	5	50,411	470
PowerShares Russell Top 200 Pure Growth Portfolio	—	89,271	(3,118)	4,588	47	90,788	70
PowerShares S&P 500® Low Volatility Portfolio	—	87,408	(2,541)	1,371	39	86,277	310
PowerShares S&P International Developed Low Volatility Portfolio	—	47,618	(1,287)	1,940	23	48,294	69
PowerShares S&P MidCap Low Volatility Portfolio	—	38,413	(425)	119	(1)	38,106	—
PowerShares Senior Loan Portfolio	—	62,976	(117)	(26)	—	62,833	347

Total Investments in Affiliates	$—	$1,208,021	$(16,585)	$11,439	$164	$1,203,039	$4,103

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

S&P 500® Downside Hedged Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
Invesco Ltd.	$71,152	$—	$(22,383)	$13,730	$(2,779)	$59,720	$1,217

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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Except for the Funds listed below, as of April 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$6,348,390	$—	$—	$6,348,390
Forward Foreign Currency Contracts(a)	—	(21,354)	—	(21,354)
Futures(a)	(59,452)	—	—	(59,452)

Total Investments	$6,288,938	$(21,354)	$—	$6,267,584

Variable Rate Investment Grade Portfolio
Corporate Bonds and Notes	$—	$17,940,815	$—	$17,940,815
U.S. Agency Mortgage Credit Risk Transfer	—	11,222,314	—	11,222,314
U. S. Government Sponsored Agency Mortgage-Backed Securities	—	8,617,976	—	8,617,976
Collateralized Mortgage Obligations	—	1,125,133	—	1,125,133
Commercial Mortgage-Backed Securities	—	6,044,929	—	6,044,929
U. S. Treasury Securities	—	4,759,773	—	4,759,773
Asset-Backed Securities	—	1,567,542	—	1,567,542
Money Market Fund	561,651	—	—	561,651

Total Investments	$561,651	$51,278,482	$—	$51,840,133

(a)	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
	Multi-Strategy Alternative Portfolio				S&P 500® Downside Hedged Portfolio
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding (a)	$24,832	$—	$—	$24,832	$—	$—	$—	$—
Unrealized appreciation on futures contracts—Exchange-Traded (b)	—	14,099	—	14,099	—	682	—	682

Total Derivative Assets	$24,832	$14,099	$—	$38,931	$—	$682	$—	$682

Derivatives not subject to master netting agreements	—	(14,099)	—	(14,099)	—	(682)	—	(682)

Total Derivative Assets subject to master netting agreements	$24,832	$—	$—	$24,832	$—	$—	$—	$—

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	Value
	Multi-Strategy Alternative Portfolio				S&P 500® Downside Hedged Portfolio
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding (a)	$(46,186)	$—	$—	$(46,186)	$—	$—	$—	$—
Unrealized depreciation on futures contracts—Exchange-Traded (b)	—	(43,407)	(30,144)	(73,551)	—	(47,954)	—	(47,954)

Total Derivative Liabilities	$(46,186)	$(43,407)	$(30,144)	$(119,737)	$—	$(47,954)	$—	$(47,954)

Derivatives not subject to master netting agreements	—	43,407	30,144	73,551	—	47,954	—	47,954

Total Derivative Liabilities subject to master netting agreements	$(46,186)	$—	$—	$(46,186)	$—	$—	$—	$—

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts and Unrealized depreciation on forward foreign currency contracts.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures currency contracts and Unrealized depreciation on futures contracts.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017:

Multi-Strategy Alternative Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net value of derivatives	Non-Cash	Cash	Net amount
Morgan Stanley	$24,832	$(46,186)	$(21,354)	$—	$—	$(21,354)

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2017.

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Multi-Strategy Alternative Portfolio				S&P 500® Downside Hedged Portfolio
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$2,807	$—	$—	$2,807	$—	$—	$—	$—
Futures contracts	—	(232,166)	(35,991)	(268,157)	—	(3,144,225)	—	(3,144,225)
Change in Net Unrealized Appreciation (Depreciation):	—
Forward foreign currency contracts	(25,647)	—	—	(25,647)	—	—	—	—
Futures contracts	—	(80,472)	(38,592)	(119,064)	—	(105,548)	—	(105,548)

Total	$(22,840)	$(312,638)	$(74,583)	$(410,061)	$—	$(3,249,773)	$—	$(3,249,773)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Multi-Strategy Alternative Portfolio	S&P 500® Downside Hedged Portfolio
Forward foreign currency contracts	$4,257,479	$—
Futures contracts	20,301,357	2,273,583

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for

48

distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Funds had capital loss carryforwards as of October 31, 2016, which expire as follows:

	Post-effective/no expiration		Total*
	Short-Term	Long-Term
Active U.S. Real Estate Fund	$319,192	$20,190	$339,382
Multi-Strategy Alternative Portfolio	303,933	739,166	1,043,099
S&P 500® Downside Hedged Portfolio	35,034,023	52,587,675	87,621,698
Variable Rate Investment Grade Portfolio	12,892	—	12,892

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$20,656,598	$20,782,566
Balanced Multi-Asset Allocation Portfolio	1,276,086	22,898
Conservative Multi-Asset Allocation Portfolio	1,268,702	13,889
Growth Multi-Asset Allocation Portfolio	1,274,326	22,087
Moderately Conservative Multi-Asset Allocation Portfolio	1,270,697	16,733
Multi-Strategy Alternative Portfolio	2,131,481	2,294,081
S&P 500® Downside Hedged Portfolio	31,810,437	35,531,800
Variable Rate Investment Grade Portfolio	4,262,123	2,530,535

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the Variable Rate Investment Grade Portfolio amounted to $501,058 and $801,413, respectively.

For the six-month period ended April 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate Fund	$—	$—
Balanced Multi-Asset Allocation Portfolio	—	—
Conservative Multi-Asset Allocation Portfolio	—	—
Growth Multi-Asset Allocation Portfolio	—	—
Moderately Conservative Multi-Asset Allocation Portfolio	—	—
Multi-Strategy Alternative Portfolio	—	—
S&P 500® Downside Hedged Portfolio	—	23,275,732
Variable Rate Investment Grade Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Active U.S. Real Estate Fund	$2,305,425	$(912,424)	$1,393,001	$25,581,702
Balanced Multi-Asset Allocation Portfolio*	17,202	(4,550)	12,652	1,253,381
Conservative Multi-Asset Allocation Portfolio*	10,444	(2,240)	8,204	1,254,915
Growth Multi-Asset Allocation Portfolio*	20,732	(5,620)	15,112	1,252,436
Moderately Conservative Multi-Asset Allocation Portfolio*	14,432	(2,905)	11,527	1,254,216
Multi-Strategy Alternative Portfolio	175,644	(137,464)	38,180	6,310,210
S&P 500® Downside Hedged Portfolio	11,508,104	(2,865,874)	8,642,230	83,727,787
Variable Rate Investment Grade Portfolio	446,897	(39,023)	407,874	51,432,259

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee and Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of (i) 100,000 Shares for Balanced Multi-Asset Allocation Portfolio, Conservative Multi-Asset Allocation Portfolio, Growth Multi-Asset Allocation Portfolio, Moderately Conservative Multi-Asset Allocation Portfolio and Multi-Strategy Alternative Portfolio; and (ii) 50,000 Shares, for Active U.S. Real Estate Fund, S&P 500® Downside Hedged Portfolio and Variable Rate Investment Grade Portfolio . Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, Balanced Multi-Asset Allocation Portfolio, Conservative Multi-Asset Allocation Portfolio, Growth Multi-Asset Allocation Portfolio and Moderately Conservative Multi-Asset Allocation Portfolio, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Multi-Strategy Alternative Portfolio, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged Portfolio and Variable Rate Investment Grade Portfolio, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and the PowerShares S&P 500® Downside Hedged Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000	$1,042.70	0.80%	$4.05
Hypothetical (5% return before expenses)	1,000	1,020.83	0.80	4.01
PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)(2)
Actual	1,000	1,014.40	0.05	0.09
Hypothetical (5% return before expenses)	1,000	1,024.55	0.05	0.25
PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)(2)
Actual	1,000	1,011.20	0.05	0.09
Hypothetical (5% return before expenses)	1,000	1,024.55	0.05	0.25

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)(2)
Actual	$1,000	$1,015.20	0.05%	$0.09
Hypothetical (5% return before expenses)	1,000	1,024.55	0.05	0.25
PowerShares Moderately Conservative Multi-Asset Allocation (PSMM)(2)
Actual	1,000	1,013.60	0.05	0.09
Hypothetical (5% return before expenses)	1,000	1,024.55	0.05	0.25
PowerShares Multi-Strategy Alternative Portfolio (LALT)
Actual	1,000	972.50	0.87	4.25
Hypothetical (5% return before expenses)	1,000	1,020.48	0.87	4.36
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	1,000	1,086.00	0.39	2.02
Hypothetical (5% return before expenses)	1,000	1,022.86	0.39	1.96
PowerShares Variable Rate Investment Grade Portfolio (VRIG)
Actual	1,000	1,019.40	0.30	1.50
Hypothetical (5% return before expenses)	1,000	1,023.31	0.30	1.51

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 21, 2017 (commencement of investment operations) to April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 69/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

52

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Balanced Multi-Asset Allocation Portfolio and PowerShares Growth Multi-Asset Allocation Portfolio

At a meeting held on December 15, 2016, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Balanced Multi-Asset Allocation Portfolio and PowerShares Growth Multi-Asset Allocation Portfolio (each, a “Fund,” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd. (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for the Funds. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. (“Lipper”) databases on the median net expense ratios of ETF, open-end index and open-end actively managed (non-ETF) peers. The Trustees noted that the comparable fee data provided by the Adviser included only one peer ETF for each Fund. The Trustees also noted that the comparable fee data provided by the Adviser included only two peer open-end index funds for PowerShares Conservative Multi-Asset Allocation Portfolio, only six peer open-end index funds for PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, only four peer open-end index funds for PowerShares Balanced Multi-Asset Allocation Portfolio and only one peer open-end index fund for PowerShares Growth Multi-Asset Allocation Portfolio. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Advisory Agreement, payments

53

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Balanced Multi-Asset Allocation Portfolio and PowerShares Growth Multi-Asset Allocation Portfolio (continued)

under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that each Fund’s proposed unitary fee was below the median net expense ratio of its peer groups as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)
PowerShares Conservative Multi-Asset Allocation Portfolio	Lower than median (1)	Lower than median (2)	Lower than median (51)

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio	Lower than median (1)	Lower than median (6)	Lower than median (63)

PowerShares Balanced Multi-Asset Allocation Portfolio	Lower than median (1)	Lower than median (4)	Lower than median (57)

PowerShares Growth Multi-Asset Allocation Portfolio	Lower than median (1)	Lower than median (1)	Lower than median (34)

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight costs for the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the proposed costs of services for each Fund and the sub-advisory fees to be paid by the Adviser for each Fund. The Adviser did not provide profitability of the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees considered other information the Board received at its April meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on December 15, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers, but noted that Invesco Advisers, Inc. (“IAI”) will be the initial sub-adviser. The Board reviewed the qualifications and background of IAI’s portfolio managers and noted the qualifications and background of the other Sub-Advisers and the resources made available to the Sub-Advisers’ personnel.

54

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Balanced Multi-Asset Allocation Portfolio and PowerShares Growth Multi-Asset Allocation Portfolio (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco Ltd. when Invesco Ltd.’s affiliates provide sub-advisory services for funds managed by other Invesco Ltd. affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of the applicable Fund, and they concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

55

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio, PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Variable Rate Investment Grade Portfolio (each, a “Fund” and together, the “Funds”):

●	the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

●	the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2016. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the three-year period and underperformed its benchmark for the one-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, three-year and five-year periods and the in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees also reviewed information on the performance of PowerShares Multi-Strategy Alternative Portfolio, its benchmark indexes (HFRI Macro (Total) Index, Morgan Stanley Multi-Strategy Alternative Index and Bloomberg Barclays U.S. Aggregate Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (May 29, 2014) periods ended December 31, 2016. Based on the information provided, the Board noted that the Fund outperformed each benchmark for the one-year period and outperformed the Morgan Stanley Multi-Strategy Alternative Index for the since-inception period. The Board noted that the Fund underperformed the HFRI Macro (Total) Index and Bloomberg Barclays U.S. Aggregate Index for the since-inception period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and the 4th quartile of its Lipper peer group for the since-inception period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees also reviewed information on the performance of PowerShares S&P 500® Downside Hedged Portfolio, its benchmark indexes (S&P 500® Index, S&P 500® Dynamic VEQTOR Index, HFRX Global Hedge Fund Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 6, 2012) periods ended December 31, 2016. Based on the information provided, the Board noted that the Fund outperformed the HFRX Global Hedge Fund Index and the U.S. 3-Month Treasury Bill Index for the since-inception period but underperformed each benchmark for the one-year and three-year periods and the since-inception period for the S&P 500® Index and S&P 500® Dynamic VEQTOR Index. The Board also noted

56

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

that the Fund ranked in the 3rd quartile of its Lipper peer group for the since-inception period and in the 4th quartile of its Lipper peer group for the one-year and three-year periods. In response to requests from the Independent Trustees, the Adviser provided an overview of absolute and comparative performance for the Fund, reasons for the Fund’s underperformance and information regarding the Fund’s performance with respect to investment expectations and the Fund’s overall investment strategy.

The Trustees also reviewed information on the performance of PowerShares Variable Rate Investment Grade Portfolio, its benchmark index (Bloomberg Barclays US Floating Rate Note Index) and the Fund’s Lipper peer group ranking for the since-inception (September 22, 2016) period ended December 31, 2016. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the since-inception period and ranked in the 1st quartile of its Lipper peer group for the since-inception period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Board did not review the performance of PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio for the period ended December 31, 2016 because those Funds had not commenced operations as of that date.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds (except for PowerShares Multi-Strategy Alternative Portfolio) and open-end (non-ETF) actively-managed funds. The Trustees noted that the information provided by the Adviser included two Lipper Inc. peer group classifications, Short U.S. Government and Ultra Short Obligations. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

0.05%	PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio
0.17%	PowerShares Government Collateral Pledge Portfolio
0.30%:	PowerShares Variable Rate Investment Grade Portfolio
0.39%:	PowerShares S&P 500® Downside Hedged Portfolio
0.80%	PowerShares Active U.S. Real Estate Fund
0.95%	PowerShares Multi-Strategy Alternative Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment objectives and strategies as the Funds. The Trustees noted that:

●	the net expense ratio of PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its ETF peer funds, its open-end index peer funds and its open-end actively-managed peer funds;

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

●	the net expense ratio of PowerShares Multi-Strategy Alternative Portfolio was higher than the median net expense ratio of its ETF peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares Variable Rate Investment Grade Portfolio was higher than the median net expense ratio of its ETF peer funds and its open-end index peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds; and

●	the net expense ratios of PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio were lower than the median net expense ratios of each of their ETF peer funds, their open-end index peer funds and their open-end actively-managed peer funds; and

●	the net expense ratio of PowerShares Government Collateral Pledge Portfolio was lower than the median net expense ratios of its ETF peer funds, open-end index peer funds and open-end actively managed peer funds in the Short U.S. Government classification and lower than the median net expense ratios of its ETF peer funds and open-end actively managed peer funds in the Ultra-Short Obligations classification (the Trustees noted that information provided by the Adviser indicated that the Fund did not have any open-end index fund peers in the Ultra-Short Obligation classification.

The Trustees considered that the Adviser had agreed to waive up to 15 basis points of PowerShares Government Collateral Pledge Portfolio’s unitary advisory fee that corresponds to the advisory fee of the affiliated underlying funds in which the Fund invests, which could result in a net unitary advisory fee, ranging from 2 to 17 basis points.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio, PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Variable Rate Investment Grade Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio because those Funds had not yet commenced operations as of December 31, 2016). The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

58

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Active U.S. Real Estate Fund’s, PowerShares Balanced Multi-Asset Allocation Portfolio’s, PowerShares Conservative Multi-Asset Allocation Portfolio’s, PowerShares Government Collateral Pledge Portfolio’s, PowerShares Growth Multi-Asset Allocation Portfolio’s, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio’s, PowerShares Multi-Strategy Alternative Portfolio’s and PowerShares Variable Rate Investment Grade Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio because those Funds had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio,

59

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.powershares.com.

P-PS-SAR-10
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain of its affiliates or covered persons receive, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain of its affiliates or covered persons have, relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics
Not required for semi-annual report.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	7/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	7/5/2017

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	7/5/2017